EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated April 14, 2016, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-16-111535) to the definitive version of the Registrant’s Prospectus regarding the Class CAA Shares of the Government Fund, dated October 27, 2015, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on October 27, 2015 (SEC Accession No. 0001104659-15-073164).